SUBSEQUENT EVENTS (Details) $ in Thousands			9 Months Ended	12 Months Ended
	Apr. 27, 2021 USD ($) Option shares	Apr. 14, 2021 shares	Sep. 30, 2021 USD ($) Option shares	Dec. 31, 2020	May 04, 2021 shares	Apr. 17, 2021 shares
Subsequent Event [Line Items]
Vesting period				4 years
Chief Executive Officer
Subsequent Event [Line Items]
Option award to purchase shares			5,800,000
Vesting period			4 years
Chief Executive Officer | SPAC Transaction, IPO, or Financing Event
Subsequent Event [Line Items]
Option award to purchase shares			1,450,000
Chief Executive Officer | Two separate option awards
Subsequent Event [Line Items]
Option award to purchase shares			2,900,000
Number of separate option awards | Option			2
Chief Executive Officer | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Granted value | $			$ 2,500
Chairman
Subsequent Event [Line Items]
Option award to purchase shares			2,175,000
Vesting period			4 years
Chairman | Two separate option awards
Subsequent Event [Line Items]
Option award to purchase shares			1,450,000
Number of separate option awards | Option			2
Subsequent Event
Subsequent Event [Line Items]
Common stock reserved increased		3,000,000				12,500,000
Common stock reserved		19,000,000				31,500,000
Subsequent Event | Liminal Plan
Subsequent Event [Line Items]
Common stock reserved					4,000,000
Subsequent Event | Executive Vice Chairman
Subsequent Event [Line Items]
Shares granted		3,000,000
Subsequent Event | Chief Executive Officer
Subsequent Event [Line Items]
Number of stock options granted, shares per award	5,800,000
Vesting period	4 years
Subsequent Event | Chief Executive Officer | SPAC Transaction, IPO, or Financing Event
Subsequent Event [Line Items]
Option award to purchase shares	1,450,000
Subsequent Event | Chief Executive Officer | Two separate option awards
Subsequent Event [Line Items]
Option award to purchase shares	2,900,000
Number of separate option awards | Option	2
Number of stock options granted, shares per award	1,450,000
Subsequent Event | Chief Executive Officer | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Agreement term period	2 years
Subsequent Event | Chairman
Subsequent Event [Line Items]
Number of stock options granted, shares per award	2,175,000
Vesting period	4 years
Subsequent Event | Chairman | Two separate option awards
Subsequent Event [Line Items]
Option award to purchase shares	1,450,000
Number of stock options granted, shares per award	725,000
Subsequent Event | Chairman | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Granted value | $	$ 2,500